Other assets	12 Months Ended
Dec. 31, 2021
Other assets [abstract]
Other assets
11

Other assets
Other assets by type
in EUR million 2021 2020
Net defined benefit assets 783 725
Investment properties 26 20
Property development and obtained from foreclosures 52 72
Accrued assets 798 781
Amounts to be settled 2,424 2,215
Other 1,914 2,079
5,996 5,893
Disclosures in respect of Net defined benefit assets are provided in Note 37 ‘Pension and other post-employment
benefits’.
Amounts to be settled include primarily transactions not settled at the balance sheet date. The nature of these
transaction is short term and they are expected to settle shortly after the closing date of the balance sheet.
Other relates to various receivables in the normal course of business, amongst others, short term receivables relating to mortgage issuance and other amounts receivable from customers.